UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 03999

John Hancock Investment Trust II

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2023:

• John Hancock Financial Industries Fund

• John Hancock Regional Bank Fund

Semiannual report
John Hancock
Financial Industries Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
14	Financial highlights
19	Notes to financial statements
27	Statement regarding liquidity risk management
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Markel Corp.	3.4
Wells Fargo & Company	3.2
Regions Financial Corp.	2.9
Ameriprise Financial, Inc.	2.9
Morgan Stanley	2.9
Arch Capital Group, Ltd.	2.5
Ares Management Corp., Class A	2.3
Sumitomo Mitsui Financial Group, Inc.	2.2
S&P Global, Inc.	2.2
JPMorgan Chase & Co.	2.2
TOTAL	26.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

COUNTRY COMPOSITION AS OF 4/30/2023 (% of net assets)
United States	80.2
Bermuda	5.6
Canada	3.3
France	2.7
Switzerland	2.5
Japan	2.2
Netherlands	2.1
Puerto Rico	1.4
TOTAL	100.0
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$883.90	$5.56	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	880.00	9.14	1.96%
	Hypothetical example	1,000.00	1,015.10	9.79	1.96%
Class I	Actual expenses/actual returns	1,000.00	884.30	4.49	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R6	Actual expenses/actual returns	1,000.00	885.40	4.02	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	884.90	3.97	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 96.5%		$469,896,796
(Cost $442,270,776)
Financials 93.6%		455,736,409
Banks 45.0%
1st Source Corp.	88,867	3,703,977
American Business Bank (A)	115,423	3,832,044
Atlantic Union Bankshares Corp.	168,426	4,820,352
Bank of America Corp.	358,191	10,487,832
Bank of Marin Bancorp	149,340	2,632,864
BayCom Corp.	137,866	2,299,605
BNP Paribas SA	164,838	10,650,746
Business First Bancshares, Inc.	139,827	2,156,132
California BanCorp (A)	115,306	2,036,304
Cambridge Bancorp	81,140	4,190,881
Central Valley Community Bancorp	33,289	486,019
Citizens Community Bancorp, Inc.	75,841	764,477
Citizens Financial Group, Inc.	338,027	10,458,555
Coastal Financial Corp. (A)	127,761	4,631,336
Comerica, Inc.	140,720	6,103,026
Enterprise Bancorp, Inc.	55,873	1,611,377
ESSA Bancorp, Inc.	73,966	1,190,113
Evans Bancorp, Inc.	69,113	2,132,136
Fifth Third Bancorp	368,011	9,641,888
First Citizens BancShares, Inc., Class A	1,484	1,494,655
First Merchants Corp.	171,863	5,014,962
German American Bancorp, Inc.	76,252	2,216,646
HBT Financial, Inc.	181,584	3,203,142
Independent Bank Corp. (Massachusetts)	81,164	4,545,184
ING Groep NV	820,321	10,173,857
JPMorgan Chase & Co.	77,869	10,764,611
Landmark Bancorp, Inc.	54,189	1,097,327
M&T Bank Corp.	59,031	7,426,100
Mid Penn Bancorp, Inc.	28,884	653,356
Nicolet Bankshares, Inc. (A)	86,985	4,985,110
Pinnacle Financial Partners, Inc.	49,140	2,664,862
Popular, Inc.	117,970	7,079,380
Premier Financial Corp.	179,901	2,988,156
Regions Financial Corp.	783,836	14,312,845
Southern First Bancshares, Inc. (A)	52,180	1,439,124
Stock Yards Bancorp, Inc.	136,741	6,645,613
Sumitomo Mitsui Financial Group, Inc.	266,800	10,905,082
The First Bancshares, Inc.	78,506	1,970,501
Timberland Bancorp, Inc.	39,253	1,010,765
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

	Shares	Value
Financials (continued)
Banks (continued)
TriCo Bancshares	174,876	$6,262,310
U.S. Bancorp	273,329	9,369,718
Webster Financial Corp.	65,210	2,432,333
Wells Fargo & Company	393,463	15,640,153
Westamerica BanCorp	26,536	1,074,973
Capital markets 22.0%
AllianceBernstein Holding LP	209,503	7,324,225
Ameriprise Financial, Inc.	46,488	14,184,419
Ares Management Corp., Class A	128,728	11,275,286
Brookfield Asset Management, Ltd., Class A	91,219	3,060,397
Brookfield Corp.	212,076	6,883,987
Federated Hermes, Inc.	143,227	5,928,166
KKR & Company, Inc.	104,093	5,524,216
Morgan Stanley	155,692	14,007,609
Nasdaq, Inc.	80,410	4,452,302
Onex Corp.	130,957	6,030,488
S&P Global, Inc.	29,965	10,864,710
Stifel Financial Corp. (B)	74,359	4,459,309
The Charles Schwab Corp.	145,718	7,612,308
Tradeweb Markets, Inc., Class A	75,340	5,304,689
Consumer finance 1.3%
American Express Company	39,431	6,361,798
Financial services 3.8%
Berkshire Hathaway, Inc., Class B (A)	16,092	5,287,027
Corebridge Financial, Inc.	361,691	6,098,110
Visa, Inc., Class A	31,151	7,249,772
Insurance 21.5%
Arch Capital Group, Ltd. (A)	164,472	12,346,913
Arthur J. Gallagher & Company	39,322	8,181,335
Chubb, Ltd.	31,416	6,332,209
James River Group Holdings, Ltd.	292,861	5,702,004
Markel Corp. (A)	12,190	16,682,381
Reinsurance Group of America, Inc.	69,112	9,836,020
RenaissanceRe Holdings, Ltd.	42,855	9,231,396
Skyward Specialty Insurance Group, Inc. (A)(B)	214,964	4,595,930
Swiss Re AG	58,334	5,874,462
The Allstate Corp.	66,408	7,687,390
The Travelers Companies, Inc.	44,305	8,025,408
Unum Group	240,088	10,131,714
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 2.9%		$14,160,387
Industrial REITs 2.9%
Prologis, Inc.	62,156	7,785,039
Rexford Industrial Realty, Inc.	114,315	6,375,348

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$2,541,545
(Cost $2,743,628)
Financials 0.6%				2,541,545
Mortgage real estate investment trusts 0.6%

Redwood Trust, Inc. (C)	7.750	06-15-27	3,076,000	2,541,545

Corporate bonds 0.5%				$2,540,121
(Cost $2,484,052)
Financials 0.5%				2,540,121
Banks 0.5%
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (C)(D)	7.750	08-16-29	2,102,000	2,007,410
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	518,000	532,711

	Yield (%)	Shares	Value
Short-term investments 1.1%			$5,267,177
(Cost $5,267,062)
Short-term funds 1.1%			5,267,177
John Hancock Collateral Trust (E)	4.9058(F)	526,871	5,267,177

Total investments (Cost $452,765,518) 98.7%	$480,245,639
Other assets and liabilities, net 1.3%	6,534,676
Total net assets 100.0%	$486,780,315

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-23.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,301,031.
(F)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $454,787,458. Net unrealized appreciation aggregated to $25,458,181, of which $61,072,758 related to gross unrealized appreciation and $35,614,577 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $447,498,456) including $2,230,646 of securities loaned	$474,978,462
Affiliated investments, at value (Cost $5,267,062)	5,267,177
Total investments, at value (Cost $452,765,518)	480,245,639
Cash	77,524
Foreign currency, at value (Cost $535)	538
Dividends and interest receivable	1,091,885
Receivable for fund shares sold	80,076
Receivable for investments sold	8,730,478
Receivable for securities lending income	45,164
Other assets	97,255
Total assets	490,368,559
Liabilities
Payable for investments purchased	748,748
Payable for fund shares repurchased	367,485
Payable upon return of securities loaned	2,300,876
Payable to affiliates
Accounting and legal services fees	30,634
Transfer agent fees	22,234
Distribution and service fees	49,409
Trustees’ fees	603
Other liabilities and accrued expenses	68,255
Total liabilities	3,588,244
Net assets	$486,780,315
Net assets consist of
Paid-in capital	$443,371,693
Total distributable earnings (loss)	43,408,622
Net assets	$486,780,315

10	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($209,373,516 ÷ 15,404,781 shares)[1]	$13.59
Class C ($7,501,685 ÷ 648,916 shares)[1]	$11.56
Class I ($26,615,064 ÷ 1,962,356 shares)	$13.56
Class R6 ($1,848,738 ÷ 136,255 shares)	$13.57
Class NAV ($241,441,312 ÷ 17,803,626 shares)	$13.56
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$7,614,706
Interest	288,885
Dividends from affiliated investments	154,795
Securities lending	102,062
Less foreign taxes withheld	(163,476)
Total investment income	7,996,972
Expenses
Investment management fees	2,159,140
Distribution and service fees	310,844
Accounting and legal services fees	52,348
Transfer agent fees	161,155
Trustees’ fees	7,119
Custodian fees	38,328
State registration fees	35,719
Printing and postage	20,892
Professional fees	35,238
Other	27,340
Total expenses	2,848,123
Less expense reductions	(21,503)
Net expenses	2,826,620
Net investment income	5,170,352
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	15,162,371
Affiliated investments	11,398
15,173,769
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(87,366,168)
Affiliated investments	(115)
(87,366,283)
Net realized and unrealized loss	(72,192,514)
Decrease in net assets from operations	$(67,022,162)
12	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$5,170,352	$8,175,471
Net realized gain	15,173,769	60,867,068
Change in net unrealized appreciation (depreciation)	(87,366,283)	(162,751,482)
Decrease in net assets resulting from operations	(67,022,162)	(93,708,943)
Distributions to shareholders
From earnings
Class A	(24,496,676)	(58,215,171)
Class C	(978,548)	(3,003,682)
Class I	(4,170,159)	(9,168,264)
Class R6	(201,037)	(348,610)
Class NAV	(29,117,821)	(77,443,777)
Total distributions	(58,964,241)	(148,179,504)
From fund share transactions	21,119,061	36,820,640
Total decrease	(104,867,342)	(205,067,807)
Net assets
Beginning of period	591,647,657	796,715,464
End of period	$486,780,315	$591,647,657
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.14	$24.22	$16.15	$19.34	$18.97	$21.12
Net investment income[2]	0.13	0.18	0.15	0.15	0.22	0.19
Net realized and unrealized gain (loss) on investments	(2.01)	(2.80)	8.92	(1.89)	1.37	(0.69)
Total from investment operations	(1.88)	(2.62)	9.07	(1.74)	1.59	(0.50)
Less distributions
From net investment income	(0.13)	(0.43)	(0.23)	(0.24)	(0.14)	(0.43)
From net realized gain	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)
Total distributions	(1.67)	(4.46)	(1.00)	(1.45)	(1.22)	(1.65)
Net asset value, end of period	$13.59	$17.14	$24.22	$16.15	$19.34	$18.97
Total return (%)[3,4]	(11.61)[5]	(12.33)	58.18	(10.06)	9.55	(2.78)
Ratios and supplemental data
Net assets, end of period (in millions)	$209	$256	$318	$211	$261	$278
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]	1.21	1.21	1.23	1.21	1.22
Expenses including reductions	1.19[6]	1.20	1.20	1.22	1.21	1.21
Net investment income	1.69[6]	1.01	0.70	0.90	1.20	0.92
Portfolio turnover (%)	39	45	64	40	28	23

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$14.77	$21.45	$14.39	$17.39	$17.17	$19.26
Net investment income (loss)[2]	0.06	0.04	(0.01)	0.02	0.08	0.04
Net realized and unrealized gain (loss) on investments	(1.73)	(2.44)	7.95	(1.70)	1.22	(0.62)
Total from investment operations	(1.67)	(2.40)	7.94	(1.68)	1.30	(0.58)
Less distributions
From net investment income	—[3]	(0.25)	(0.11)	(0.11)	—	(0.29)
From net realized gain	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)
Total distributions	(1.54)	(4.28)	(0.88)	(1.32)	(1.08)	(1.51)
Net asset value, end of period	$11.56	$14.77	$21.45	$14.39	$17.39	$17.17
Total return (%)[4,5]	(12.00)[6]	(12.88)	57.01	(10.82)	8.75	(3.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$15	$14	$23	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[7]	1.95	1.95	1.98	1.96	1.95
Expenses including reductions	1.96[7]	1.94	1.94	1.97	1.95	1.94
Net investment income (loss)	0.92[7]	0.26	(0.04)	0.16	0.47	0.21
Portfolio turnover (%)	39	45	64	40	28	23

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	15

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.15	$24.21	$16.13	$19.33	$18.98	$21.14
Net investment income[2]	0.14	0.23	0.21	0.20	0.27	0.24
Net realized and unrealized gain (loss) on investments	(2.01)	(2.79)	8.91	(1.90)	1.34	(0.69)
Total from investment operations	(1.87)	(2.56)	9.12	(1.70)	1.61	(0.45)
Less distributions
From net investment income	(0.18)	(0.47)	(0.27)	(0.29)	(0.18)	(0.49)
From net realized gain	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)
Total distributions	(1.72)	(4.50)	(1.04)	(1.50)	(1.26)	(1.71)
Net asset value, end of period	$13.56	$17.15	$24.21	$16.13	$19.33	$18.98
Total return (%)[3]	(11.57)[4]	(12.05)	58.63	(9.92)	9.87	(2.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$36	$47	$21	$44	$41
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.95	0.95	0.98	0.96	0.96
Expenses including reductions	0.96[5]	0.94	0.94	0.97	0.96	0.95
Net investment income	1.88[5]	1.27	0.97	1.18	1.46	1.18
Portfolio turnover (%)	39	45	64	40	28	23

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.16	$24.24	$16.15	$19.34	$18.99	$21.14
Net investment income[2]	0.15	0.25	0.23	0.20	0.28	0.29
Net realized and unrealized gain (loss) on investments	(2.00)	(2.80)	8.92	(1.87)	1.35	(0.71)
Total from investment operations	(1.85)	(2.55)	9.15	(1.67)	1.63	(0.42)
Less distributions
From net investment income	(0.20)	(0.50)	(0.29)	(0.31)	(0.20)	(0.51)
From net realized gain	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)
Total distributions	(1.74)	(4.53)	(1.06)	(1.52)	(1.28)	(1.73)
Net asset value, end of period	$13.57	$17.16	$24.24	$16.15	$19.34	$18.99
Total return (%)[3]	(11.46)[4]	(11.97)	58.71	(9.77)	9.99	(2.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.84	0.84	0.86	0.85	0.85
Expenses including reductions	0.86[6]	0.84	0.84	0.85	0.85	0.84
Net investment income	2.02[6]	1.39	1.09	1.26	1.54	1.44
Portfolio turnover (%)	39	45	64	40	28	23

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	17

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.16	$24.23	$16.14	$19.34	$18.98	$21.14
Net investment income[2]	0.15	0.25	0.23	0.21	0.29	0.27
Net realized and unrealized gain (loss) on investments	(2.01)	(2.79)	8.92	(1.89)	1.36	(0.70)
Total from investment operations	(1.86)	(2.54)	9.15	(1.68)	1.65	(0.43)
Less distributions
From net investment income	(0.20)	(0.50)	(0.29)	(0.31)	(0.21)	(0.51)
From net realized gain	(1.54)	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)
Total distributions	(1.74)	(4.53)	(1.06)	(1.52)	(1.29)	(1.73)
Net asset value, end of period	$13.56	$17.16	$24.23	$16.14	$19.34	$18.98
Total return (%)[3]	(11.51)[4]	(11.95)	58.83	(9.81)	10.02	(2.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$241	$288	$414	$330	$422	$463
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.84	0.83	0.85	0.84	0.84
Expenses including reductions	0.85[5]	0.83	0.83	0.84	0.83	0.83
Net investment income	2.03[5]	1.38	1.08	1.27	1.59	1.30
Portfolio turnover (%)	39	45	64	40	28	23

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	19

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$219,200,429	$187,470,744	$31,729,685	—
Capital markets	106,912,111	106,912,111	—	—
Consumer finance	6,361,798	6,361,798	—	—
Financial services	18,634,909	18,634,909	—	—
Insurance	104,627,162	98,752,700	5,874,462	—
Real estate
Industrial REITs	14,160,387	14,160,387	—	—
Convertible bonds	2,541,545	—	2,541,545	—
Corporate bonds	2,540,121	—	2,540,121	—
Short-term investments	5,267,177	5,267,177	—	—
Total investments in securities	$480,245,639	$437,559,826	$42,685,813	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
20	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $2,230,646 and received $2,300,876 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $2,935.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
22	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,094
Class C	337
Class I	1,418
Class	Expense reduction
Class R6	$74
Class NAV	10,580
Total	$21,503

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $28,850 for the six months ended April 30, 2023. Of this amount, $4,865 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $23,985 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $45 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$267,440	$135,099
Class C	43,404	4,989
24	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class I	—	$20,970
Class R6	—	97
Total	$310,844	$161,155
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	276,406	$4,127,728	971,753	$18,124,322
Distributions reinvested	1,492,404	21,714,474	2,760,934	51,546,629
Repurchased	(1,273,561)	(19,105,898)	(1,950,068)	(35,201,865)
Net increase	495,249	$6,736,304	1,782,619	$34,469,086
Class C shares
Sold	36,758	$464,856	107,119	$1,773,612
Distributions reinvested	72,242	896,521	170,601	2,760,320
Repurchased	(118,347)	(1,538,057)	(334,424)	(5,313,119)
Net decrease	(9,347)	$(176,680)	(56,704)	$(779,187)
Class I shares
Sold	894,796	$14,501,167	712,987	$13,644,239
Distributions reinvested	213,549	3,098,601	446,118	8,311,174
Repurchased	(1,274,438)	(19,308,407)	(981,012)	(17,355,587)
Net increase (decrease)	(166,093)	$(1,708,639)	178,093	$4,599,826
Class R6 shares
Sold	43,467	$665,487	61,250	$1,140,112
Distributions reinvested	13,855	201,037	18,712	348,610
Repurchased	(36,827)	(567,441)	(40,558)	(812,789)
Net increase	20,495	$299,083	39,404	$675,933
Class NAV shares
Sold	784,775	$11,402,820	554,703	$10,730,578
Distributions reinvested	2,008,126	29,117,821	4,159,172	77,443,777
Repurchased	(1,766,413)	(24,551,648)	(5,040,874)	(90,319,373)
Net increase (decrease)	1,026,488	$15,968,993	(326,999)	$(2,145,018)
Total net increase	1,366,792	$21,119,061	1,616,413	$36,820,640
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	25

Affiliates of the fund owned 94% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $214,336,744 and $248,066,091, respectively, for the six months ended April 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 49.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	16.9%
JHF II Multimanager Lifestyle Balanced Portfolio	12.1%
JHF II Multimanager Lifestyle Aggressive Portfolio	7.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	526,871	$9,842,353	$129,577,362	$(134,163,821)	$11,398	$(115)	$256,857	—	$5,267,177

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
26	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Financial Industries Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	27

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
28	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879779	70SA 4/23
6/2023

Semiannual report
John Hancock
Regional Bank Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
23	Statement regarding liquidity risk management
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	1

Your fund at a glance
INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The S&P Composite 1500 Banks Index tracks the performance of publicly traded large- and mid-cap banking companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
M&T Bank Corp.	3.3
Regions Financial Corp.	3.0
Huntington Bancshares, Inc.	3.0
JPMorgan Chase & Co.	3.0
Citizens Financial Group, Inc.	3.0
U.S. Bancorp	2.5
Bank of America Corp.	2.5
Fifth Third Bancorp	2.4
The PNC Financial Services Group, Inc.	2.3
Pinnacle Financial Partners, Inc.	2.3
TOTAL	27.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$732.30	$4.98	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class C	Actual expenses/actual returns	1,000.00	729.60	8.32	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	733.00	4.04	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	733.50	3.61	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 99.5%		$806,112,780
(Cost $584,109,780)
Financials 99.5%		806,112,780
Banks 99.5%
1st Source Corp.	165,043	6,878,992
American Business Bank (A)	152,505	5,063,166
Ameris Bancorp	313,167	10,491,095
Atlantic Union Bankshares Corp.	330,395	9,455,905
Bank of America Corp.	692,297	20,270,456
Bank of Marin Bancorp	268,527	4,734,131
Bank7 Corp.	167,300	4,011,854
Banner Corp.	115,745	5,777,990
Bar Harbor Bankshares	209,627	5,198,750
BayCom Corp.	243,432	4,060,446
Business First Bancshares, Inc.	260,503	4,016,956
C&F Financial Corp.	56,827	3,026,038
Cadence Bank	364,349	7,367,137
California BanCorp (A)	178,346	3,149,590
Cambridge Bancorp	138,232	7,139,683
Camden National Corp.	125,512	4,010,108
CB Financial Services, Inc.	83,013	1,786,855
Central Pacific Financial Corp.	210,615	3,344,566
Central Valley Community Bancorp	187,033	2,730,682
Citizens Community Bancorp, Inc.	298,088	3,004,727
Citizens Financial Group, Inc.	773,149	23,921,230
Civista Bancshares, Inc.	275,596	4,373,709
Coastal Financial Corp. (A)	263,521	9,552,636
Codorus Valley Bancorp, Inc.	148,328	2,916,128
Colony Bankcorp, Inc.	134,132	1,325,224
Columbia Banking System, Inc.	507,212	10,834,048
Comerica, Inc.	360,571	15,637,964
ConnectOne Bancorp, Inc.	233,619	3,686,508
Cullen/Frost Bankers, Inc.	136,563	15,056,071
CVB Financial Corp.	263,253	3,940,897
Eagle Bancorp Montana, Inc.	186,235	2,611,015
East West Bancorp, Inc.	218,923	11,316,130
Enterprise Bancorp, Inc.	105,261	3,035,727
Equity Bancshares, Inc., Class A	215,951	5,085,646
ESSA Bancorp, Inc.	142,467	2,292,294
Evans Bancorp, Inc.	115,760	3,571,196
Farmers & Merchants Bancorp, Inc.	161,463	3,681,356
Farmers National Banc Corp.	239,808	2,803,356
Fifth Third Bancorp	728,757	19,093,433
6	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Business Financial Services, Inc.	177,893	$5,103,750
First Citizens BancShares, Inc., Class A	2,534	2,552,194
First Community Corp.	205,886	4,370,960
First Financial Bancorp	482,029	9,978,000
First Interstate BancSystem, Inc., Class A	398,207	10,190,117
First Merchants Corp.	386,820	11,287,408
First Mid Bancshares, Inc.	119,963	3,162,225
First Northwest Bancorp	95,585	1,179,519
Flushing Financial Corp.	91,888	1,105,413
German American Bancorp, Inc.	202,918	5,898,826
Great Southern Bancorp, Inc.	77,143	3,925,036
Hancock Whitney Corp.	422,253	15,420,680
HBT Financial, Inc.	337,779	5,958,422
Heritage Commerce Corp.	953,737	8,106,765
Heritage Financial Corp.	91,078	1,603,884
Horizon Bancorp, Inc.	581,331	6,121,415
Huntington Bancshares, Inc.	2,152,241	24,105,099
Independent Bank Corp. (Massachusetts)	147,319	8,249,864
Independent Bank Corp. (Michigan)	245,689	4,378,178
JPMorgan Chase & Co.	173,492	23,983,534
KeyCorp	1,607,452	18,099,910
Landmark Bancorp, Inc.	93,548	1,894,347
Live Oak Bancshares, Inc.	209,461	4,934,901
M&T Bank Corp.	214,030	26,924,973
Metrocity Bankshares, Inc.	117,616	1,923,022
Mid Penn Bancorp, Inc.	105,133	2,378,108
MidWestOne Financial Group, Inc.	228,357	4,726,990
NBT Bancorp, Inc.	135,947	4,382,931
New York Community Bancorp, Inc.	236,344	2,526,517
Nicolet Bankshares, Inc. (A)	175,391	10,051,658
Northrim BanCorp, Inc.	130,437	4,506,598
Ohio Valley Banc Corp.	87,410	2,010,430
Old National Bancorp	567,601	7,611,529
Old Second Bancorp, Inc.	556,833	6,843,478
OP Bancorp	369,610	3,359,755
Orange County Bancorp, Inc.	65,010	2,360,513
Pinnacle Financial Partners, Inc.	337,806	18,319,219
Plumas Bancorp	93,252	3,572,484
Popular, Inc.	226,154	13,571,502
Premier Financial Corp.	488,124	8,107,740
Provident Financial Holdings, Inc.	168,339	2,296,144
QCR Holdings, Inc.	188,322	7,796,531
Red River Bancshares, Inc.	84,368	3,880,928
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	7

	Shares	Value
Financials (continued)
Banks (continued)
Regions Financial Corp.	1,352,451	$24,695,755
Renasant Corp.	265,304	7,460,348
Riverview Bancorp, Inc.	508,106	2,604,043
SB Financial Group, Inc.	194,301	2,759,074
Shore Bancshares, Inc.	275,682	3,661,057
Sierra Bancorp	232,828	3,816,051
Southern First Bancshares, Inc. (A)	145,803	4,021,247
Southern Missouri Bancorp, Inc.	181,010	6,567,043
SouthState Corp.	135,688	9,359,758
Stock Yards Bancorp, Inc.	152,275	7,400,565
Synovus Financial Corp.	422,102	13,000,742
The Community Financial Corp.	129,586	3,952,373
The First Bancorp, Inc.	133,155	3,288,929
The First Bancshares, Inc.	201,147	5,048,790
The PNC Financial Services Group, Inc.	144,897	18,872,834
Timberland Bancorp, Inc.	191,606	4,933,855
TriCo Bancshares	321,485	11,512,378
Truist Financial Corp.	507,412	16,531,483
U.S. Bancorp	595,505	20,413,911
Univest Financial Corp.	198,571	3,995,249
Virginia National Bankshares Corp.	116,681	3,818,969
Washington Trust Bancorp, Inc.	18,153	510,281
Webster Financial Corp.	235,074	8,768,260
Westamerica BanCorp	150,652	6,102,913
Western Alliance Bancorp	80,327	2,981,738
WSFS Financial Corp.	478,884	16,842,350
Zions Bancorp NA	508,887	14,177,592

	Yield (%)	Shares	Value
Short-term investments 0.5%			$4,048,275
(Cost $4,048,102)
Short-term funds 0.5%			4,048,275
John Hancock Collateral Trust (B)	4.9058(C)	404,945	4,048,275

Total investments (Cost $588,157,882) 100.0%	$810,161,055
Other assets and liabilities, net 0.0%	112,439
Total net assets 100.0%	$810,273,494

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
8	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $590,870,973. Net unrealized appreciation aggregated to $219,290,082, of which $276,458,926 related to gross unrealized appreciation and $57,168,844 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $584,109,780)	$806,112,780
Affiliated investments, at value (Cost $4,048,102)	4,048,275
Total investments, at value (Cost $588,157,882)	810,161,055
Dividends and interest receivable	680,178
Receivable for fund shares sold	656,334
Receivable for investments sold	299,063
Other assets	159,019
Total assets	811,955,649
Liabilities
Payable for investments purchased	17,342
Payable for fund shares repurchased	1,276,666
Payable to affiliates
Accounting and legal services fees	52,442
Transfer agent fees	74,950
Distribution and service fees	159,166
Trustees’ fees	1,062
Other liabilities and accrued expenses	100,527
Total liabilities	1,682,155
Net assets	$810,273,494
Net assets consist of
Paid-in capital	$577,911,840
Total distributable earnings (loss)	232,361,654
Net assets	$810,273,494

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($492,617,248 ÷ 23,865,859 shares)[1]	$20.64
Class C ($69,765,648 ÷ 3,583,795 shares)[1]	$19.47
Class I ($243,562,528 ÷ 11,811,993 shares)	$20.62
Class R6 ($4,328,070 ÷ 209,897 shares)	$20.62
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.73

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$16,472,133
Dividends from affiliated investments	209,435
Less foreign taxes withheld	(25,358)
Total investment income	16,656,210
Expenses
Investment management fees	4,062,658
Distribution and service fees	1,161,280
Accounting and legal services fees	95,524
Transfer agent fees	601,714
Trustees’ fees	14,023
Custodian fees	67,379
State registration fees	46,910
Printing and postage	38,742
Professional fees	41,689
Other	23,703
Total expenses	6,153,622
Less expense reductions	(39,981)
Net expenses	6,113,641
Net investment income	10,542,569
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	12,474,853
Affiliated investments	11,950
12,486,803
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(327,401,270)
Affiliated investments	(351)
(327,401,621)
Net realized and unrealized loss	(314,914,818)
Decrease in net assets from operations	$(304,372,249)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$10,542,569	$17,560,264
Net realized gain	12,486,803	46,728,975
Change in net unrealized appreciation (depreciation)	(327,401,621)	(178,670,456)
Decrease in net assets resulting from operations	(304,372,249)	(114,381,217)
Distributions to shareholders
From earnings
Class A	(33,113,464)	(43,104,397)
Class C	(4,864,720)	(5,866,896)
Class I	(16,846,550)	(19,630,913)
Class R6	(325,223)	(1,132,941)
Total distributions	(55,149,957)	(69,735,147)
From fund share transactions	(28,533,848)	54,876,189
Total decrease	(388,056,054)	(129,240,175)
Net assets
Beginning of period	1,198,329,548	1,327,569,723
End of period	$810,273,494	$1,198,329,548
12	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$29.71	$34.06	$19.47	$26.12	$26.12	$27.34
Net investment income[2]	0.26	0.42	0.42	0.49	0.40	0.22
Net realized and unrealized gain (loss) on investments	(7.95)	(3.02)	14.66	(6.58)	0.18	(0.85)
Total from investment operations	(7.69)	(2.60)	15.08	(6.09)	0.58	(0.63)
Less distributions
From net investment income	(0.26)	(0.44)	(0.41)	(0.49)	(0.39)	(0.21)
From net realized gain	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)
Total distributions	(1.38)	(1.75)	(0.49)	(0.56)	(0.58)	(0.59)
Net asset value, end of period	$20.64	$29.71	$34.06	$19.47	$26.12	$26.12
Total return (%)[3,4]	(26.77)[5]	(7.79)	78.08	(23.24)	2.47	(2.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$493	$724	$839	$515	$845	$1,066
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.23	1.22	1.24	1.24	1.22
Expenses including reductions	1.16[6]	1.22	1.21	1.23	1.23	1.21
Net investment income	2.01[6]	1.36	1.41	2.30	1.58	0.76
Portfolio turnover (%)	3	11	10	1	4	3

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	13

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$28.09	$32.28	$18.46	$24.79	$24.79	$25.98
Net investment income[2]	0.15	0.19	0.20	0.32	0.21	0.02
Net realized and unrealized gain (loss) on investments	(7.49)	(2.86)	13.91	(6.24)	0.19	(0.81)
Total from investment operations	(7.34)	(2.67)	14.11	(5.92)	0.40	(0.79)
Less distributions
From net investment income	(0.16)	(0.21)	(0.21)	(0.34)	(0.21)	(0.02)
From net realized gain	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)
Total distributions	(1.28)	(1.52)	(0.29)	(0.41)	(0.40)	(0.40)
Net asset value, end of period	$19.47	$28.09	$32.28	$18.46	$24.79	$24.79
Total return (%)[3,4]	(27.04)[5]	(8.46)	76.91	(23.85)	1.81	(3.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$108	$123	$84	$191	$283
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[6]	1.94	1.93	1.96	1.94	1.92
Expenses including reductions	1.94[6]	1.93	1.92	1.95	1.93	1.91
Net investment income	1.23[6]	0.66	0.70	1.54	0.88	0.06
Portfolio turnover (%)	3	11	10	1	4	3

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$29.70	$34.05	$19.45	$26.12	$26.12	$27.34
Net investment income[2]	0.29	0.51	0.50	0.55	0.48	0.30
Net realized and unrealized gain (loss) on investments	(7.95)	(3.02)	14.67	(6.59)	0.17	(0.85)
Total from investment operations	(7.66)	(2.51)	15.17	(6.04)	0.65	(0.55)
Less distributions
From net investment income	(0.30)	(0.53)	(0.49)	(0.56)	(0.46)	(0.29)
From net realized gain	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)
Total distributions	(1.42)	(1.84)	(0.57)	(0.63)	(0.65)	(0.67)
Net asset value, end of period	$20.62	$29.70	$34.05	$19.45	$26.12	$26.12
Total return (%)[3]	(26.70)[4]	(7.52)	78.68	(23.06)	2.78	(2.18)
Ratios and supplemental data
Net assets, end of period (in millions)	$244	$360	$345	$196	$591	$1,120
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.94	0.93	0.96	0.95	0.93
Expenses including reductions	0.94[5]	0.93	0.92	0.95	0.94	0.92
Net investment income	2.22[5]	1.66	1.68	2.49	1.88	1.05
Portfolio turnover (%)	3	11	10	1	4	3

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	15

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$29.70	$34.05	$19.45	$26.13	$26.13	$27.34
Net investment income[2]	0.31	0.57	0.51	0.57	0.50	0.32
Net realized and unrealized gain (loss) on investments	(7.95)	(3.05)	14.69	(6.60)	0.18	(0.83)
Total from investment operations	(7.64)	(2.48)	15.20	(6.03)	0.68	(0.51)
Less distributions
From net investment income	(0.32)	(0.56)	(0.52)	(0.58)	(0.49)	(0.32)
From net realized gain	(1.12)	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)
Total distributions	(1.44)	(1.87)	(0.60)	(0.65)	(0.68)	(0.70)
Net asset value, end of period	$20.62	$29.70	$34.05	$19.45	$26.13	$26.13
Total return (%)[3]	(26.65)[4]	(7.43)	78.86	(22.99)	2.89	(2.05)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$7	$20	$4	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.83	0.83	0.85	0.83	0.82
Expenses including reductions	0.84[5]	0.82	0.82	0.84	0.82	0.81
Net investment income	2.33[5]	1.85	1.69	2.75	2.00	1.14
Portfolio turnover (%)	3	11	10	1	4	3

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	17

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $3,768.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
18	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	19

fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$24,226
Class C	3,556
Class I	11,973
Class	Expense reduction
Class R6	$226
Total	$39,981

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $207,307 for the six months ended April 30, 2023. Of this amount, $33,452 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $173,855 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $23,078 and $3,038 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
20	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$693,460	$366,619
Class C	467,820	53,776
Class I	—	181,019
Class R6	—	300
Total	$1,161,280	$601,714
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	913,222	$22,350,397	1,625,104	$52,174,765
Distributions reinvested	1,176,931	30,260,070	1,273,595	39,415,468
Repurchased	(2,576,323)	(64,871,733)	(3,183,343)	(97,906,066)
Net decrease	(486,170)	$(12,261,266)	(284,644)	$(6,315,833)
Class C shares
Sold	258,782	$6,060,073	615,970	$19,170,753
Distributions reinvested	190,925	4,669,471	189,111	5,571,591
Repurchased	(715,477)	(17,034,340)	(773,486)	(22,212,980)
Net increase (decrease)	(265,770)	$(6,304,796)	31,595	$2,529,364
Class I shares
Sold	2,851,084	$72,756,634	5,264,728	$167,184,108
Distributions reinvested	544,003	13,958,954	551,786	17,003,449
Repurchased	(3,701,692)	(96,235,893)	(3,823,690)	(114,859,869)
Net increase (decrease)	(306,605)	$(9,520,305)	1,992,824	$69,327,688
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	21

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	38,847	$1,031,821	381,649	$12,663,390
Distributions reinvested	12,680	325,223	36,249	1,119,803
Repurchased	(69,324)	(1,804,525)	(788,719)	(24,448,223)
Net decrease	(17,797)	$(447,481)	(370,821)	$(10,665,030)
Total net increase (decrease)	(1,076,342)	$(28,533,848)	1,368,954	$54,876,189
Affiliates of the fund owned 28.5% of shares of Class R6 on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $33,418,606 and $87,074,407, respectively, for the six months ended April 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	404,945	$26,304,320	$65,551,106	$(87,818,750)	$11,950	$(351)	$209,435	—	$4,048,275
22	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Regional Bank Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	23

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
24	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879840	01SA 4/23
6/2023

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 13. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 1, 2023
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 1, 2023